ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS - Disclosure of detailed information about loss from discontinued operations relate to cash flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Operating activities	$ (173,587)	$ (581,933)	$ (1,306,561)
Investing activities	114,269	(746,761)	(846,832)
Financing activities	(42,958)	(106,099)	(130,081)
Discontinued operations [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Operating activities	(173,587)	(581,933)	(1,306,561)
Investing activities	114,269	(746,761)	(846,832)
Financing activities	(42,958)	(106,099)	(130,081)
Cash flows used in discontinued operations	$ (102,276)	$ (1,434,793)	$ (2,283,474)